Notes to the interim condensed consolidated statement of financial position - Movements in BSPCE and BSA share warrants (Details) € / shares in Units, € in Millions	6 Months Ended
	Jun. 30, 2025 EUR (€) EquityInstruments shares plan € / shares	Jun. 30, 2024 shares
Notes to the interim condensed consolidated statement of financial position
Outstanding, Ending balance | shares	0
Expense from share-based payment transactions | €	€ 2.2
BSPCE and BSA Share Warrants
Notes to the interim condensed consolidated statement of financial position
Outstanding, Beginning balance	776,333
Outstanding, Ending balance	776,333
Number of exercisable shares	746,333
Number of shares callable by warrants | shares		776,333
BSPCE plans
Notes to the interim condensed consolidated statement of financial position
Number of plans outstanding | plan	1
Outstanding, Beginning balance	430,000
Outstanding, Ending balance	430,000
Number of exercisable shares	430,000
Number of shares callable by warrants | shares	430,000
BSPCE 2021
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 11.74
Outstanding, Beginning balance	430,000
Outstanding, Ending balance	430,000
Number of exercisable shares	430,000
BSA plans
Notes to the interim condensed consolidated statement of financial position
Number of plans outstanding | plan	8
Outstanding, Beginning balance	346,333
Outstanding, Ending balance	346,333
Number of exercisable shares	316,333
Number of shares callable by warrants | shares	346,333
BSA - 2017 plan
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 6.68
Outstanding, Beginning balance	130,000
Outstanding, Ending balance	130,000
Number of exercisable shares	130,000
BSA - 2018 plan
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 6.07
Outstanding, Beginning balance	116,000
Outstanding, Ending balance	116,000
Number of exercisable shares	116,000
BSA 2019
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 2.2
Outstanding, Beginning balance	10,000
Outstanding, Ending balance	10,000
Number of exercisable shares	10,000
BSA 2019 bis
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 3.68
Outstanding, Beginning balance	10,000
Outstanding, Ending balance	10,000
Number of exercisable shares	10,000
BSA 2019 ter
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 3.68
Outstanding, Beginning balance	36,000
Outstanding, Ending balance	36,000
Number of exercisable shares	36,000
BSA 2021
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 11.74
Outstanding, Beginning balance	14,333
Outstanding, Ending balance	14,333
Number of exercisable shares	14,333
BSA 2023-1
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 2.51
Outstanding, Beginning balance	10,000
Outstanding, Ending balance	10,000
BSA- 2 2023 plan
Notes to the interim condensed consolidated statement of financial position
Exercise price (in euros) | € / shares	€ 3.91
Outstanding, Beginning balance	20,000
Outstanding, Ending balance	20,000